Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net (loss) for the year	$ (425,126)	$ (148,810)	$ (330,683)	$ (9,002)
Adjustments to reconcile net (loss) to net cash (used in) operating activities:
Depreciation for property, plant and equipment	9,172		1,579
Amortisation of right-of-use asset	4,981
Finance cost	7,108
Changes in operating assets and liabilities:
Trade receivables	567		(10,782)
Other receivables	14,291	(123)	(580,043)
Trade payables	11,061		(62,193)
Accrued expenses and other payables	(592,589)	6,801	659,148	(177)
Net cash (used in) operating activities	(970,535)	(142,132)	(322,974)	(9,179)
Cash flows from investing activities:
Purchase of property, plant and equipment	(23,510)	(647)	(72,065)
Net cash inflow from acquisition of subsidiary			96,377
Net cash (used in) investing activities	(23,510)	(647)	24,312
Cash flows from financing activities:
Proceeds from share subscriptions received of VIE company	302,195		671,208
Proceeds from issuances of shares			338,113
Advance from director	118,183	12,142	4,897	11,315
Contributions from non-controlling interests	1		3,557
Finance cost	(7,108)
Proceeds from issuance of shares in private placement		272,800
Net cash generated from financing activities	413,270	284,942	1,017,775	11,315
Effect of exchange rate changes in cash and cash equivalents	21,434	4,921	(8,723)	(27)
Net (decrease)/increase in cash and cash equivalent	(602,209)	147,084	710,390	2,136
Cash and cash equivalents, beginning of the year	712,624	2,234	2,234	125
Cash and cash equivalents, end of the year			712,624	2,234
Cash and cash equivalent, beginning of the year	712,624	1	1
Cash and cash equivalent, end of the year	$ 110,415	$ 147,085	$ 712,624	$ 1